Basis of Presentation and Summary of Significant Accounting Policies (Details Narrative) (10-K)							3 Months Ended		12 Months Ended
	Aug. 19, 2019	Jul. 24, 2019 $ / shares	Mar. 08, 2018	Feb. 19, 2015 USD ($) $ / shares shares	Mar. 28, 2014	Apr. 21, 2010	Mar. 31, 2021 USD ($) $ / shares shares	Mar. 31, 2020 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 USD ($) $ / shares shares
Reverse stock split	reverse split in 1-for-15	1-for-15 reverse split	reversed split for a ratio of 1 for 150		effecting a 1:150 reverse split
Common stock par value | $ / shares		$ 0.0001					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Voting rights percentage									39.00%
Common stock shares outstanding | shares							6,177,203		4,080,017		121,216
Common stock, shares issued | shares							6,177,203		4,080,017		121,216
Allowance for doubtful accounts receivable							$ 0		$ 5,300		$ 3,187
Prepaid expenses									1,784		18,596
Contract liabilities							$ 31,547		$ 36,704		41,207
Intangible asset, amortization period							10 years		10 years	10 years
Asset impairment charges									$ 0		50,000
Depreciation expense							$ 67,450	$ 65,254	269,926		250,328
Share-based payment award, replacement, repurchase price | $ / shares							$ 0
Research and development
Current and long-term operating lease liabilities									52,699		80,857
Right of use assets							$ 48,043		$ 55,606		$ 83,679
UK Office and Warehouse [Member]
Foreign currency translation rate							1.3783		1.3262	1.3262
Annual rent							$ 35,196		$ 33,866
Consultant [Member]
Common stock par value | $ / shares				$ 0.0001
Common stock, shares issued | shares				444
Share issued price per share | $ / shares				$ 112.61
Number of common stock issued, value				$ 50,000
Accounting Standards Update 2016-09 [Member]
Share-based payment award, replacement, repurchase price | $ / shares									$ 0
Yearly Average Rate [Member]
Foreign currency translation rate											1.276933
GBP:USD [Member] | Closing Rate [Member]
Foreign currency translation rate							1.3783	1.3262	1.3665	1.3665	1.3262
GBP:USD [Member] | Yearly Average Rate [Member]
Foreign currency translation rate									1.286618	1.286618
GBP [Member] | UK Office and Warehouse [Member]
Annual rent							$ 25,536			£ 25,536
Maximum [Member]
Cash insured by FDIC							$ 250,000		$ 250,000
EClips Media Technologies, Inc [Member]
Reverse stock split						effecting a 2:1 forward split